Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Dec. 01, 2015
Supplement [Text Block]	cfstii_SupplementTextBlock
Supplement dated September 19, 2016
to the Prospectus, of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Strategic Municipal Income Fund (formerly Columbia AMT-Free Tax-Exempt Bond Fund)	12/1/15
At a Joint Special Meeting of Shareholders of the Fund held on April 15, 2016, shareholders of the Fund approved, in accordance with the recommendations of the Fund’s Board of Trustees (the Board), proposals to (i) change the Fund’s investment objective, (ii) convert the Fund’s investment objective from fundamental to non-fundamental (meaning that the Board may change the objective without shareholder approval) and (iii) change the Fund’s 80% policy to allow securities the income on which is subject to the federal alternative minimum tax (AMT) to count towards compliance with the policy. In connection with these changes, the Fund’s name and principal investment strategies will also change. The effective date of these changes is April 18, 2016 (the Effective Date). Accordingly, the following changes are hereby made to the Fund’s prospectus.
As of the Effective Date, the Fund’s name is changed to Columbia Strategic Municipal Income Fund.
As of the Effective Date, the “Investment Objective” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
Columbia Strategic Municipal Income Fund (the Fund) seeks total return, with a focus on income exempt from federal income tax and capital appreciation.
As of the Effective Date, the “Principal Investment Strategies” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. The Fund may invest broadly in municipal bond obligations of any duration, maturity and credit quality, including below investment grade (junk) bonds. The Fund may invest up to 20% of its net assets in securities the income on which is subject to federal income tax and may invest without limit in securities the income on which is subject to the federal alternative minimum tax (AMT). The Fund may from time to time emphasize one or more sectors in selecting its investments, including the health services sector.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
The Fund may invest in securities of other open-end or closed-end investment companies, including exchange-traded funds and municipal bond market funds, that invest primarily in the types of securities in which the Fund may invest directly. The Fund may invest in derivatives, including inverse floaters and bond futures, for the purposes of enhancing income and managing portfolio duration. Given the flexible investment approach of the Fund, its maturity, duration, credit quality and sector allocations may fluctuate in order to achieve its investment objective.
As of the Effective Date, Exchange-Traded Fund (ETF) Risk and Money Market Fund Investment Risk are hereby added under the caption “Principal Risks” in the “Summary of the Fund” section:
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although certain types of money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in these and other types of money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds. In the event that a money market fund’s portfolio liquidity declines below a certain level, the money market fund’s board may impose a liquidity fee on redemptions of up to 2% or suspend redemptions for a period of time (i.e., impose a redemption gate). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares.
As of the Effective Date, the “Performance Information” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund’s returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	3rd Quarter 2009	8.12%
	Worst	4th Quarter 2010	-5.11%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/24/1976
returns before taxes		0.74%	6.09%	4.53%
returns after taxes on distributions		0.67%	6.07%	4.52%
returns after taxes on distributions and sale of Fund shares		2.21%	5.72%	4.43%
Class B returns before taxes	03/20/1995	-1.80%	5.60%	4.06%
Class C returns before taxes	06/26/2000	2.18%	5.93%	4.06%
Class R4 returns before taxes	03/19/2013	4.21%	6.87%	4.92%
Class R5 returns before taxes	12/11/2013	4.19%	6.88%	4.93%
Class Z returns before taxes	09/27/2010	4.21%	7.00%	4.96%
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		3.30%	5.35%	4.72%
Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		1.81%	7.17%	4.80%

Columbia Strategic Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfstii_SupplementTextBlock
Supplement dated September 19, 2016
to the Prospectus, of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Strategic Municipal Income Fund (formerly Columbia AMT-Free Tax-Exempt Bond Fund)	12/1/15
At a Joint Special Meeting of Shareholders of the Fund held on April 15, 2016, shareholders of the Fund approved, in accordance with the recommendations of the Fund’s Board of Trustees (the Board), proposals to (i) change the Fund’s investment objective, (ii) convert the Fund’s investment objective from fundamental to non-fundamental (meaning that the Board may change the objective without shareholder approval) and (iii) change the Fund’s 80% policy to allow securities the income on which is subject to the federal alternative minimum tax (AMT) to count towards compliance with the policy. In connection with these changes, the Fund’s name and principal investment strategies will also change. The effective date of these changes is April 18, 2016 (the Effective Date). Accordingly, the following changes are hereby made to the Fund’s prospectus.
As of the Effective Date, the Fund’s name is changed to Columbia Strategic Municipal Income Fund.
As of the Effective Date, the “Investment Objective” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
Columbia Strategic Municipal Income Fund (the Fund) seeks total return, with a focus on income exempt from federal income tax and capital appreciation.
As of the Effective Date, the “Principal Investment Strategies” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. The Fund may invest broadly in municipal bond obligations of any duration, maturity and credit quality, including below investment grade (junk) bonds. The Fund may invest up to 20% of its net assets in securities the income on which is subject to federal income tax and may invest without limit in securities the income on which is subject to the federal alternative minimum tax (AMT). The Fund may from time to time emphasize one or more sectors in selecting its investments, including the health services sector.
The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
The Fund may invest in securities of other open-end or closed-end investment companies, including exchange-traded funds and municipal bond market funds, that invest primarily in the types of securities in which the Fund may invest directly. The Fund may invest in derivatives, including inverse floaters and bond futures, for the purposes of enhancing income and managing portfolio duration. Given the flexible investment approach of the Fund, its maturity, duration, credit quality and sector allocations may fluctuate in order to achieve its investment objective.
As of the Effective Date, Exchange-Traded Fund (ETF) Risk and Money Market Fund Investment Risk are hereby added under the caption “Principal Risks” in the “Summary of the Fund” section:
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Although certain types of money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money by investing in these and other types of money market funds. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. The Fund will also be exposed to the investment risks of the money market fund. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from its investments in derivatives. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds. In the event that a money market fund’s portfolio liquidity declines below a certain level, the money market fund’s board may impose a liquidity fee on redemptions of up to 2% or suspend redemptions for a period of time (i.e., impose a redemption gate). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Investment Manager would otherwise redeem shares.
As of the Effective Date, the “Performance Information” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund’s returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.

Year by Year Total Return (%) as of December 31 Each Year*	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	3rd Quarter 2009	8.12%
	Worst	4th Quarter 2010	-5.11%

Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)
	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	11/24/1976
returns before taxes		0.74%	6.09%	4.53%
returns after taxes on distributions		0.67%	6.07%	4.52%
returns after taxes on distributions and sale of Fund shares		2.21%	5.72%	4.43%
Class B returns before taxes	03/20/1995	-1.80%	5.60%	4.06%
Class C returns before taxes	06/26/2000	2.18%	5.93%	4.06%
Class R4 returns before taxes	03/19/2013	4.21%	6.87%	4.92%
Class R5 returns before taxes	12/11/2013	4.19%	6.88%	4.93%
Class Z returns before taxes	09/27/2010	4.21%	7.00%	4.96%
Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		3.30%	5.35%	4.72%
Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)		1.81%	7.17%	4.80%

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Strategic Municipal Income Fund (the Fund) seeks total return, with a focus on income exempt from federal income tax and capital appreciation.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in bonds and other debt obligations issued by or on behalf of state or local governmental units whose interest is exempt from federal income tax. The Fund may invest broadly in municipal bond obligations of any duration, maturity and credit quality, including below investment grade (junk) bonds. The Fund may invest up to 20% of its net assets in securities the income on which is subject to federal income tax and may invest without limit in securities the income on which is subject to the federal alternative minimum tax (AMT). The Fund may from time to time emphasize one or more sectors in selecting its investments, including the health services sector.

The Fund may invest in fixed income securities of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond's principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond's maturity, the more price risk the Fund and the Fund's investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.

		The Fund may invest in securities of other open-end or closed-end investment companies, including exchange-traded funds and municipal bond market funds, that invest primarily in the types of securities in which the Fund may invest directly. The Fund may invest in derivatives, including inverse floaters and bond futures, for the purposes of enhancing income and managing portfolio duration. Given the flexible investment approach of the Fund, its maturity, duration, credit quality and sector allocations may fluctuate in order to achieve its investment objective.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest. The maximum applicable sales charge was reduced from 4.75% to 3.00% on Class A share purchases made on or after February 19, 2015. The Fund’s returns (after applicable sales charges) for Class A shares for all periods below have been adjusted to reflect the current maximum applicable sales charge of 3.00%.
The performance of one or more share classes shown in the table below begins before the indicated inception date for such share class. The returns shown for each such share class include the returns of the Fund’s Class A shares (without applicable sales charges and adjusted to reflect the higher class-related operating expenses of such classes, where applicable) for periods prior to its inception date. Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.345.6611
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedle.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows how the Fund's Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 3rd Quarter 2009 8.12% Worst 4th Quarter 2010 -5.11%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2015)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table below the bar chart compares the Fund's returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as one or more other measures of performance for markets in which the Fund may invest.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Columbia Strategic Municipal Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
2006	rr_AnnualReturn2006	4.28%
2007	rr_AnnualReturn2007	1.59%
2008	rr_AnnualReturn2008	(6.74%)
2009	rr_AnnualReturn2009	15.11%
2010	rr_AnnualReturn2010	1.95%
2011	rr_AnnualReturn2011	11.18%
2012	rr_AnnualReturn2012	10.74%
2013	rr_AnnualReturn2013	(3.64%)
2014	rr_AnnualReturn2014	12.26%
2015	rr_AnnualReturn2015	3.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.11%)
1 Year	rr_AverageAnnualReturnYear01	0.74%
5 Years	rr_AverageAnnualReturnYear05	6.09%
10 Years	rr_AverageAnnualReturnYear10	4.53%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 24, 1976
Columbia Strategic Municipal Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.80%)
5 Years	rr_AverageAnnualReturnYear05	5.60%
10 Years	rr_AverageAnnualReturnYear10	4.06%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 20, 1995
Columbia Strategic Municipal Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.18%
5 Years	rr_AverageAnnualReturnYear05	5.93%
10 Years	rr_AverageAnnualReturnYear10	4.06%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 26, 2000
Columbia Strategic Municipal Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	6.87%
10 Years	rr_AverageAnnualReturnYear10	4.92%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2013
Columbia Strategic Municipal Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.19%
5 Years	rr_AverageAnnualReturnYear05	6.88%
10 Years	rr_AverageAnnualReturnYear10	4.93%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 11, 2013
Columbia Strategic Municipal Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.21%
5 Years	rr_AverageAnnualReturnYear05	7.00%
10 Years	rr_AverageAnnualReturnYear10	4.96%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Strategic Municipal Income Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.67%
5 Years	rr_AverageAnnualReturnYear05	6.07%
10 Years	rr_AverageAnnualReturnYear10	4.52%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 24, 1976
Columbia Strategic Municipal Income Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.21%
5 Years	rr_AverageAnnualReturnYear05	5.72%
10 Years	rr_AverageAnnualReturnYear10	4.43%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 24, 1976
Columbia Strategic Municipal Income Fund | Barclays Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
Columbia Strategic Municipal Income Fund | Barclays High Yield Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.81%
5 Years	rr_AverageAnnualReturnYear05	7.17%
10 Years	rr_AverageAnnualReturnYear10	4.80%